INCOME/(LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
INCOME/(LOSS) PER COMMON SHARE
16. INCOME/(LOSS) PER COMMON SHARE
The following table provides reconciliation between basic and diluted income/(loss) per common share:

	For the Years Ended December 31,
	2017	2016
Net income/(loss) attributable to Golden Star shareholders	$38,771	$(39,647)
Adjustments:
Interest expense on 7% Convertible Debentures	3,657	—
Amortization of 7% Convertible Debentures discount	1,845	—
Gain on fair value of 7% Convertible Debentures embedded derivative	(2,095)	—
Diluted income/(loss)	$42,178	$(39,647)

Weighted average number of basic shares (millions)	373.5	294.1
Dilutive securities:
Options	2.5	—
Deferred stock units	5.5	—
Performance and restricted share units	1.3	—
Convertible Debentures	58.2	—
Weighted average number of diluted shares (millions)	441.0	294.1

Income/(loss) per share attributable to Golden Star shareholders:
Basic	$0.10	$(0.13)
Diluted	$0.10	$(0.13)